U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin  53202

May 29, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	USA Mutuals (the “Trust”)
Securities Act Registration No.: 333-57548
Investment Company Registration No.: 811-10319
Generation Wave Growth Fund (S000005503)
Vice Fund (S000005505)

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A for the purpose of making material changes to the investment objective and strategies of the Generation Wave Growth Fund, and adding an Institutional Class of shares to the Vice Fund.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing will be effective sixty (60) days after filing or as soon as possible thereafter.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act to be effective not earlier than the effective date of this Post-Effective Amendment No. 29.  The purpose of the 485(b) filing will be to address Staff comments, to update the financial statements of the Funds, and to file exhibits to the Registration Statement.

Please direct any inquiries regarding this filing to me at (414) 765-5384.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures